REDEEMABLE PREFERRED SHARES - Issued and Outstanding (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended						4 Months Ended		12 Months Ended
	Aug. 13, 2014 USD ($) $ / shares shares	Aug. 13, 2014 CNY (¥) ¥ / shares shares	Aug. 31, 2014 $ / shares shares	Jun. 30, 2014 shares	Mar. 31, 2011 $ / shares shares	Mar. 31, 2011 ¥ / shares shares	Jan. 31, 2007 USD ($) $ / shares shares	Jan. 31, 2007 CNY (¥) ¥ / shares shares	Dec. 22, 2014 USD ($) $ / shares shares	Dec. 22, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares
REDEEMABLE PREFERRED SHARES
Shares authorized												350,563,436
Shares issued												349,087,677
Shares outstanding												349,087,677
Carrying amount | ¥												¥ 2,395,314
Issuance of ordinary shares in exchange of bonds payable | ¥											¥ 205,536
Issuance costs | ¥											¥ 20,128
Ordinary Shares
REDEEMABLE PREFERRED SHARES
Acquisition of EDC Holding (in shares)				88,352,558
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Shares outstanding											349,087,677	349,087,677	74,800,000
Carrying amount | ¥											¥ 2,164,039	¥ 2,395,314	¥ 262,490
Shares issued											238,526,241
Shares issued in connection with acquisition											110,810,606
Series A
REDEEMABLE PREFERRED SHARES
Shares outstanding											29,635,045	29,635,045	63,250,000
Carrying amount | ¥											¥ 97,274	¥ 107,428	¥ 198,434
Shares issued							53,625,000	53,625,000
Issuance price per share | (per share)							$ 0.3636	¥ 2.8279
Issuance of ordinary shares in exchange of bonds payable							$ 3,500	¥ 27,222
Number of shares issued for converted debt							9,625,000	9,625,000
Series A*
REDEEMABLE PREFERRED SHARES
Shares outstanding											6,916,645	6,916,645
Carrying amount | ¥											¥ 39,575	¥ 39,575
Shares issued in connection with acquisition				14,149,705							14,149,705
Series B
REDEEMABLE PREFERRED SHARES
Shares outstanding											2,576,483	2,576,483	11,550,000
Carrying amount | ¥											¥ 15,080	¥ 16,789	¥ 64,056
Shares issued					11,550,000	11,550,000
Issuance price per share | (per share)					$ 0.7792	¥ 5.1087
Series B1
REDEEMABLE PREFERRED SHARES
Shares outstanding											11,527,742	11,527,742
Carrying amount | ¥											¥ 80,148	¥ 80,148
Shares issued in connection with acquisition				33,959,293							33,959,293
Series B2
REDEEMABLE PREFERRED SHARES
Shares outstanding											10,435,639	10,435,639
Carrying amount | ¥											¥ 67,419	¥ 67,419
Shares issued in connection with acquisition				25,618,413							25,618,413
Series B3
REDEEMABLE PREFERRED SHARES
Shares issued in connection with acquisition				14,045,432							14,045,432
Series B4
REDEEMABLE PREFERRED SHARES
Shares outstanding											14,076,620	14,076,620
Carrying amount | ¥											¥ 87,477	¥ 87,477
Shares issued in connection with acquisition				23,037,763							23,037,763
Series B5
REDEEMABLE PREFERRED SHARES
Shares outstanding											35,393,262	35,393,262
Carrying amount | ¥											¥ 229,683	¥ 258,038
Shares issued									35,393,262	35,393,262
Issuance price per share | (per share)									$ 1.0365	¥ 6.3779
Cash consideration for issuance of shares									$ 36,685	¥ 225,198
Series C
REDEEMABLE PREFERRED SHARES
Shares outstanding											238,526,241	238,526,241
Carrying amount | ¥											¥ 1,547,383	¥ 1,738,440
Shares issued	238,526,241	238,526,241	238,526,241								238,526,241
Issuance price per share | (per share)	$ 1.0365	¥ 6.3779	$ 1.036522
Cash consideration for issuance of shares	$ 247,238	¥ 1,521,295
Issuance costs	$ 3,271	¥ 20,128